Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	£ 2,410	£ 4,753
Property, plant and equipment	851	1,189
Deferred tax asset	60	44
Other non-current assets	2,540
Total non-current assets	5,861	5,986
Current assets
Prepayments, accrued income and other receivables	4,161	4,628
Current income tax receivable	7,188	9,822
Cash and cash equivalents	60,264	87,356
Total current assets	71,613	101,806
Total assets	77,474	107,792
Capital and reserves
Share capital and share premium	143,137	142,937
Other reserves	72,137	66,887
Accumulated deficit	(149,726)	(110,594)
Total equity attributable to equity holders of the Company	65,548	99,230
Non-current liabilities
Provisions	46	46
Lease liabilities	164	367
Total non-current liabilities	210	413
Current liabilities
Trade payables	1,829	2,257
Payroll taxes and social security	170	177
Accrued expenditure	9,510	5,437
Lease liabilities	207	278
Total current liabilities	11,716	8,149
Total liabilities	11,926	8,562
Total equity and liabilities	£ 77,474	£ 107,792